2026 QUARTERLY REPORT
LifePoints
®
Funds
July 31, 2026
FUND SHARE CLASS
Conservative Strategy Fund A, C, R1, R5, S
Moderate Strategy Fund A, C, R1, R5, S
Balanced Strategy Fund A, C, R1, R5, S
Aggressive Strategy Fund A, C, R1, R5, S
Equity Aggressive Strategy Fund A, C, R1, R5, S

Russell Investment
Company
Russell Investment Company is a
series investment company with
twenty-nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Russell Investment Company
LifePoints
®
Funds
Quarterly Report
July 31, 2026 (Unaudited)
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2026. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
On July 2, 2026, Russell Investments Group, Ltd. (“Russell Investments”) entered into a definitive agreement and plan of merger (the “Transaction”) pursuant to which Russell Investments will be acquired by a consortium led by B Capital Group Management, L.P. that includes California Public Employees Retirement System. The
Transaction is expected to close by the end of Q1 2027, subject to the receipt of regulatory approvals and other customary closing conditions.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 31,497 1,051
Domestic Equities - 10.6%
Multifactor U.S. Equity Fund Class Y 310,463 4,530
U.S. Small Cap Equity Fund Class Y 34,141 1,053
5,583
Fixed Income - 75.4%
Investment Grade Bond Fund Class Y 503,263 8,968
Long Duration Bond Fund Class Y 485,168 3,682
Opportunistic Credit Fund Class Y 614,229 5,289
Short Duration Bond Fund Class Y 239,996 4,493
Strategic Bond Fund Class Y 1,982,509 17,406
39,838
International Equities - 4.0%
Emerging Markets Fund Class Y 42,434 1,061
Multifactor International Equity Fund Class Y 74,533 1,058
2,119
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 399,128 4,235
Total Investments in Affiliated Funds
(cost $50,156) 52,826
Total Investments - 100.0%
(identified cost $50,156) 52,826
Other Assets and Liabilities, Net - (0.0)%
(12)
Net Assets - 100.0%
52,814

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Conservative Strategy Fund
Transactions (amounts in thousands) during the period ended July 31, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Global Real Estate Securities Fund $ 1,191 $ 86 $ 345 $ (27) $ 146 $ 1,051 $ 26 $ —
Multifactor U.S. Equity Fund 5,074 1,401 1,228 61 (778) 4,530 49 1,220
U.S. Small Cap Equity Fund 1,192 161 469 81 88 1,053 15 73
Investment Grade Bond Fund 10,148 627 1,380 14 (441) 8,968 412 —
Long Duration Bond Fund 4,178 275 543 (74) (154) 3,682 127 —
Opportunistic Credit Fund 5,969 366 942 (10) (94) 5,289 264 —
Short Duration Bond Fund 5,074 283 769 32 (127) 4,493 183 —
Strategic Bond Fund 19,698 1,220 2,694 (157) (661) 17,406 773 —
Emerging Markets Fund 1,194 169 502 181 19 1,061 25 —
Multifactor International Equity
Fund 1,194 68 354 120 30 1,058 26 —
Multi-Strategy Income Fund 4,775 204 952 98 110 4,235 139 —
$ 59,687 $ 4,860 $ 10,178 $ 319 $ (1,862) $ 52,826 $ 2,039 $ 1,293

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 70,886 2,366
Domestic Equities - 12.1%
Multifactor U.S. Equity Fund Class Y 824,306 12,027
U.S. Small Cap Equity Fund Class Y 76,289 2,353
14,380
Fixed Income - 53.7%
Investment Grade Bond Fund Class Y 1,161,348 20,695
Long Duration Bond Fund Class Y 771,559 5,856
Opportunistic Credit Fund Class Y 896,380 7,718
Short Duration Bond Fund Class Y 222,227 4,160
Strategic Bond Fund Class Y 2,893,502 25,405
63,834
International Equities - 24.3%
Emerging Markets Fund Class Y 160,230 4,004
Global Equity Fund Class Y 1,521,885 18,735
Multifactor International Equity Fund Class Y 426,399 6,055
28,794
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 898,622 9,534
Total Investments in Affiliated Funds
(cost $106,371) 118,908
Total Investments - 100.1%
(identified cost $106,371) 118,908
Other Assets and Liabilities, Net - (0.1)%
(62)
Net Assets - 100.0%
118,846

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Moderate Strategy Fund
Transactions (amounts in thousands) during the period ended July 31, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Global Real Estate Securities Fund $ 2,461 $ 64 $ 411 $ (29) $ 281 $ 2,366 $ 56 $ —
Multifactor U.S. Equity Fund 12,620 3,230 2,105 136 (1,854) 12,027 125 3,035
U.S. Small Cap Equity Fund 2,501 201 723 308 66 2,353 31 155
Investment Grade Bond Fund 22,014 1,025 1,389 7 (962) 20,695 908 —
Long Duration Bond Fund 6,270 264 319 (42) (317) 5,856 194 —
Opportunistic Credit Fund 8,199 389 723 (8) (139) 7,718 369 —
Short Duration Bond Fund 4,410 185 352 — (83) 4,160 162 —
Strategic Bond Fund 27,045 1,221 1,701 (114) (1,046) 25,405 1,079 —
Emerging Markets Fund 4,418 219 1,379 219 527 4,004 92 —
Global Equity Fund 19,512 1,666 3,332 555 334 18,735 458 1,085
Multifactor International Equity
Fund 6,281 180 1,208 92 710 6,055 134 —
Multi-Strategy Income Fund 10,054 300 1,262 59 383 9,534 300 —
$ 125,785 $ 8,944 $ 14,904 $ 1,183 $ (2,100) $ 118,908 $ 3,908 $ 4,275

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 7
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.0%
Global Infrastructure Fund Class Y 1,100,790 11,911
Global Real Estate Securities Fund Class Y 372,195 12,424
24,335
Domestic Equities - 15.3%
Multifactor U.S. Equity Fund Class Y 4,488,445 65,486
U.S. Small Cap Equity Fund Class Y 400,485 12,351
U.S. Strategic Equity Fund Class Y 846,027 15,584
93,421
Fixed Income - 31.9%
Investment Grade Bond Fund Class Y 5,798,932 103,337
Long Duration Bond Fund Class Y 3,451,783 26,199
Opportunistic Credit Fund Class Y 2,803,573 24,139
Strategic Bond Fund Class Y 4,708,029 41,336
195,011
International Equities - 40.8%
Emerging Markets Fund Class Y 1,200,070 29,990
Global Equity Fund Class Y 14,743,906 181,498
Multifactor International Equity Fund Class Y 2,648,470 37,608
249,096
Multi-Asset - 8.1%
Multi-Strategy Income Fund Class Y 4,630,846 49,133
Total Investments in Affiliated Funds
(cost $490,943) 610,996
Total Investments - 100.1%
(identified cost $490,943) 610,996
Other Assets and Liabilities, Net - (0.1)%
(352)
Net Assets - 100.0%
610,644

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Balanced Strategy Fund
Transactions (amounts in thousands) during the period ended July 31, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Global Infrastructure Fund $ 12,171 $ 1,056 $ 1,850 $ 281 $ 253 $ 11,911 $ 549 $ 407
Global Real Estate Securities Fund 12,070 302 1,206 471 787 12,424 279 —
Multifactor U.S. Equity Fund 65,490 16,630 7,738 500 (9,396) 65,486 657 15,838
U.S. Small Cap Equity Fund 12,283 975 2,777 476 1,394 12,351 157 783
U.S. Strategic Equity Fund 15,556 1,703 1,604 186 (257) 15,584 184 1,444
Investment Grade Bond Fund 107,709 5,840 5,495 27 (4,744) 103,337 4,467 —
Long Duration Bond Fund 27,598 1,324 1,119 2 (1,606) 26,199 862 —
Opportunistic Credit Fund 24,759 1,314 1,484 (18) (432) 24,139 1,121 —
Strategic Bond Fund 43,086 2,266 2,150 (70) (1,796) 41,336 1,728 —
Emerging Markets Fund 31,181 700 7,202 1,191 4,120 29,990 651 —
Global Equity Fund 180,137 14,498 21,536 2,906 5,493 181,498 4,264 10,110
Multifactor International Equity
Fund 37,027 927 5,168 372 4,450 37,608 808 —
Multi-Strategy Income Fund 49,259 1,673 3,994 180 2,015 49,133 1,499 —
$ 618,326 $ 49,208 $ 63,323 $ 6,504 $ 281 $ 610,996 $ 17,226 $ 28,582

Russell Investment Company
Aggressive Strategy Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Aggressive Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.0%
Global Infrastructure Fund Class Y 1,096,691 11,866
Global Real Estate Securities Fund Class Y 560,521 18,710
30,576
Domestic Equities - 26.3%
Multifactor U.S. Equity Fund Class Y 5,374,088 78,408
U.S. Small Cap Equity Fund Class Y 601,025 18,535
U.S. Strategic Equity Fund Class Y 3,573,174 65,818
162,761
Fixed Income - 13.7%
Long Duration Bond Fund Class Y 4,561,036 34,618
Opportunistic Credit Fund Class Y 2,440,924 21,017
Strategic Bond Fund Class Y 3,339,309 29,319
84,954
International Equities - 47.1%
Emerging Markets Fund Class Y 1,561,035 39,010
Global Equity Fund Class Y 14,842,404 182,710
Multifactor International Equity Fund Class Y 4,888,119 69,412
291,132
Multi-Asset - 8.0%
Multi-Asset Strategy Fund Class Y 3,949,383 49,683
Total Investments in Affiliated Funds
(cost $466,159) 619,106
Total Investments - 100.1%
(identified cost $466,159) 619,106
Other Assets and Liabilities, Net - (0.1)%
(368)
Net Assets - 100.0%
618,738

Russell Investment Company
Aggressive Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Aggressive Strategy Fund
Transactions (amounts in thousands) during the period ended July 31, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Global Infrastructure Fund $ 12,071 $ 994 $ 1,730 $ 227 $ 304 $ 11,866 $ 548 $ 407
Global Real Estate Securities Fund 18,055 459 1,691 182 1,705 18,710 419 —
Multifactor U.S. Equity Fund 77,899 19,746 8,585 987 (11,639) 78,408 784 18,880
U.S. Small Cap Equity Fund 18,348 1,420 4,019 598 2,188 18,535 235 1,172
U.S. Strategic Equity Fund 65,276 6,995 6,112 692 (1,033) 65,818 772 6,073
Long Duration Bond Fund 36,563 1,301 1,113 (9) (2,124) 34,618 1,145 —
Opportunistic Credit Fund 21,516 1,028 1,136 (14) (377) 21,017 979 —
Strategic Bond Fund 30,548 1,334 1,233 (34) (1,296) 29,319 1,232 —
Emerging Markets Fund 40,559 855 9,216 1,329 5,483 39,010 843 —
Global Equity Fund 179,832 14,413 19,878 2,177 6,166 182,710 4,262 10,106
Multifactor International Equity
Fund 67,576 1,555 8,497 550 8,228 69,412 1,475 —
Multi-Asset Strategy Fund 49,351 1,898 3,824 342 1,916 49,683 1,154 742
$ 617,594 $ 51,998 $ 67,034 $ 7,027 $ 9,521 $ 619,106 $ 13,848 $ 37,380

Russell Investment Company
Equity Aggressive Strategy Fund
Schedule of Investments — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Aggressive Strategy Fund 11
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.4%
Global Infrastructure Fund Class Y 582,335 6,301
Global Real Estate Securities Fund Class Y 345,319 11,527
17,828
Domestic Equities - 32.2%
Multifactor U.S. Equity Fund Class Y 3,414,764 49,822
U.S. Small Cap Equity Fund Class Y 370,951 11,440
U.S. Strategic Equity Fund Class Y 2,431,446 44,787
106,049
Fixed Income - 5.7%
Long Duration Bond Fund Class Y 1,619,661 12,293
Opportunistic Credit Fund Class Y 735,678 6,334
18,627
International Equities - 49.8%
Emerging Markets Fund Class Y 954,181 23,845
Global Equity Fund Class Y 7,859,409 96,749
Multifactor International Equity Fund Class Y 3,048,906 43,295
163,889
Multi-Asset - 7.0%
Multi-Asset Strategy Fund Class Y 1,814,565 22,827
Total Investments in Affiliated Funds
(cost $250,355) 329,220
Total Investments - 100.1%
(identified cost $250,355) 329,220
Other Assets and Liabilities, Net - (0.1)%
(194)
Net Assets - 100.0%
329,026

Russell Investment Company
Equity Aggressive Strategy Fund
Schedule of Investments, continued — July 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Equity Aggressive Strategy Fund
Transactions (amounts in thousands) during the period ended July 31, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Global Infrastructure Fund $ 6,303 $ 720 $ 1,001 $ 108 $ 171 $ 6,301 $ 285 $ 211
Global Real Estate Securities Fund 10,972 464 1,062 (76) 1,229 11,527 254 —
Multifactor U.S. Equity Fund 48,616 12,374 4,526 138 (6,780) 49,822 491 11,798
U.S. Small Cap Equity Fund 11,185 878 2,322 314 1,385 11,440 144 71 5
U.S. Strategic Equity Fund 43,685 4,668 3,356 387 (597) 44,787 518 4,067
Long Duration Bond Fund 12,707 907 579 (2) (740) 12,293 397 —
Opportunistic Credit Fund 6,413 457 420 (1) (115) 6,334 290 —
Emerging Markets Fund 24,312 680 5,229 805 3,277 23,845 507 —
Global Equity Fund 93,658 7,500 8,758 756 3,593 96,749 2,223 5,27 2
Multifactor International Equity
Fund 41,579 1,387 5,080 304 5,105 43,295 913 —
Multi-Asset Strategy Fund 22,477 981 1,655 87 937 22,827 525 336
$ 321,907 $ 31,016 $ 33,988 $ 2,820 $ 7,465 $ 329,220 $ 6,547 $ 22,399

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report — July 31, 2026 (Unaudited)
Notes to Quarterly Report 13
1. Significant Accounting Policies
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with twenty-nine different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the
“Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates.
The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946.
Security Valuation
Each of the Funds is a “fund of funds” and diversifies its assets by investing in shares of several other RIC funds (the “Underlying
Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees (“Board”) has designated Russell Investment Management, LLC (“RIM”), the Underlying Funds’
adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (“Investment Company Act”). However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2026 (Unaudited)
14 Notes to Quarterly Report
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows: investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV per share of such investments without further adjustment as a practical expedient.
As of July 31, 2026, all investments held were classified as Level 1 within the fair value hierarchy.
2. Related Party Transactions
RIM has advised the Funds that, on July 9, 2026, Russell Investments announced that an investor consortium led by B Capital, a global multi-stage investment firm, and including California Public Employees’ Retirement System, has agreed to acquire Russell
Investments, including RIM, from TA Associates and Reverence Capital (the “Transaction”). RIM expects the Transaction to close in the first quarter of 2027, subject to the receipt of regulatory approvals and other customary closing conditions. The Transaction is not expected to result in any material change in the day-to-day management of the Funds.
As required by the Investment Company Act, the consummation of the Transaction would result in the automatic termination of the advisory agreement between RIM and the Trust, on behalf of the Funds. At a meeting held on August 25, 2026, the Board unanimously approved a new investment advisory agreement (the “New Advisory Agreement”) between the Trust and RIM. The New Advisory
Agreement will be submitted to each Fund’s shareholders for their approval. Shareholders of the Funds as of September 1, 2026 (the
“Record Date”) will be asked to approve the New Advisory Agreement at a special meeting of shareholders which RIM expects to be held on or about November 24, 2026 (with any postponements or adjournments thereof, the “Special Meeting”). Under the New
Advisory Agreement, RIM would provide investment advisory services to each Fund on the same terms as the current agreement
(except effective and termination dates) for fees that do not exceed those that are currently in effect with respect to each Fund.
3. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-
annual or annual financial statements and other information and prospectus.

Russell Investment Company
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com